Note 7 - Risk Management - Financial Instruments Compensation - Financial Assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 47,862,000,000	€ 36,349,000,000	€ 36,349,000,000
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	5,688,000,000	2,388,000,000	2,388,000,000
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	42,173,000,000	33,961,000,000	33,961,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	33,842,000,000	25,020,000,000	25,020,000,000
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	9,018,000,000	8,210,000,000	8,210,000,000
Net assets subject to off setting enforceable master netting arrangements or similar agreements	(686,000,000)	731,000,000	731,000,000
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	34,500,000,000	35,805,000,000	35,805,000,000
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	0	21,000,000	21,000,000
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	34,500,000,000	35,784,000,000	35,784,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	35,141,000,000	35,618,000,000	35,618,000,000
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	161,000,000	204,000,000	204,000,000
Net assets subject to off setting enforceable master netting arrangements or similar agreements	(802,000,000)	(39,000,000)	(39,000,000)
Total Member
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	82,362,000,000	72,154,000,000	76,969,000,000
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	5,688,000,000	2,409,000,000	16,522,000,000
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	76,674,000,000	69,744,000,000	60,447,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	68,983,000,000	60,637,000,000	52,033,000,000
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	9,178,000,000	8,415,000,000	7,959,000,000
Net assets subject to off setting enforceable master netting arrangements or similar agreements	€ (1,488,000,000)	€ 692,000,000	€ 454,000,000